Taxes (Details Narrative) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Additional gain			$ 26
Gains on litigation settlements			145
Other operating expenses, net			67
Other financial items, net			78
Foreign Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Reduction of tax losses	$ 1,630	$ 829
Deferred tax liabilities	514	361
Total deferred tax liabilities	2,144	1,190
Amount which are not involved in disputes	3,010	2,592
Expenses Of Interest On Equity Capital [Member]
IfrsStatementLineItems [Line Items]
Amount under discussion	1,367	1,154
Excluding the corresponding tax impact without fines and interests	144	134
Total excluding the corresponding tax impact without fines and interests	1,511	1,288
Proceeding Related To Income Tax Paid Abroad [Member]
IfrsStatementLineItems [Line Items]
Taxes paid	512	439
Goodwill Amortization [Member]
IfrsStatementLineItems [Line Items]
Excluding the corresponding tax impact without fines and interests	66	61
Total excluding the corresponding tax impact without fines and interests	606	578
Administrative amount	540	517
Amount assessed	190	223
Payments To Renova Foundation [Member]
IfrsStatementLineItems [Line Items]
Tax assessment	140	24
Excluding the corresponding tax impact without fines and interests	27	5
Total excluding the corresponding tax impact without fines and interests	167	29
Amount not assessed	536	530
Deduction Of C S L L From The Taxable Income [Member]
IfrsStatementLineItems [Line Items]
Taxes payable liability	183	155
Non Incidence Of I R P J And C S L L On S E L I C Rate [Member]
IfrsStatementLineItems [Line Items]
Gain			$ 34
Uncertainty On Transfer Pricing Over Exportation Of Ores To Foreign Subsidiary [Member]
IfrsStatementLineItems [Line Items]
Tax assessment	5,408	4,223
Tax effect of tax losses	$ 754	$ 564